Segment reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net real estate sales	$ 874,926,633	$ 898,048,522	$ 673,381,593
Real estate lease income	5,989,766	3,253,768	2,834,080
Other revenue	16,821,657	13,496,262	11,292,523
Total revenue	897,738,056	914,798,552	687,508,196
Cost of real estate sales	(590,935,635)	(611,570,163)	(477,140,798)
Cost of real estate lease income	(1,596,231)	(1,542,912)	(1,131,787)
Other costs	(6,208,324)	(21,650,195)	(9,504,214)
Total costs of revenue	(598,740,190)	(634,763,270)	(487,776,799)
Gross profit	298,997,866	280,035,282	199,731,397
Operating expenses	(85,222,487)	(56,771,422)	(43,439,424)
Operating income	213,775,379	223,263,860	156,291,973
Interest income	11,681,487	9,018,626	5,293,920
Interest expense	(16,862,532)	0	0
Exchange gains	0	0	56,725
Share of loss in an equity investee	(117,188)	0	0
Other operating income/expense	1,538,968	0	0
Income from operations before income taxes	210,016,114	232,282,486	161,642,618
Income taxes	(83,659,850)	(74,174,627)	(58,637,489)
Net income	126,356,264	158,107,859	103,005,129
Depreciation and amortization	3,137,122	2,513,268	2,500,832
Capital expenditure	100,099,135	375,256	1,164,086
Equity investment	5,967,905	0	0
Real estate property held for sale	5,524,041	11,191,200
Real estate property development completed	21,260,288	3,158,358	6,775,141
Real estate property under development (current)	932,518,706	722,819,462	761,871,391
Real estate property held for lease	60,410,181	23,203,826	18,526,504
Total long-lived assets	137,571,642	40,037,902	25,963,395
Total assets	2,382,099,592	1,566,380,606	1,390,613,626
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	378,087,120	409,866,785	266,055,131
Real estate lease income	2,098,415	1,776,271	2,607,441
Other revenue	242,368	835,807	342,865
Total revenue	380,427,903	412,478,863	269,005,437
Cost of real estate sales	(225,443,661)	(255,731,299)	(171,351,063)
Cost of real estate lease income	(1,602,225)	(772,434)	(492,447)
Other costs	3,553,561	(5,209,999)	(40,865)
Total costs of revenue	(223,492,325)	(261,713,732)	(171,884,375)
Gross profit	156,935,578	150,765,131	97,121,062
Operating expenses	(39,956,831)	(25,485,569)	(21,784,890)
Operating income	116,978,747	125,279,562	75,336,172
Interest income	9,121,573	7,435,582	4,216,641
Interest expense	(778,032)
Exchange gains			56,725
Share of loss in an equity investee	(117,188)
Other operating income/expense	0
Income from operations before income taxes	125,205,100	132,715,144	79,609,538
Income taxes	(46,673,642)	(38,363,911)	(33,322,951)
Net income	78,531,458	94,351,233	46,286,587
Depreciation and amortization	1,903,564	912,925	1,510,923
Capital expenditure	6,672,173	293,152	118,024
Equity investment	5,967,905
Real estate property held for sale	0	0
Real estate property development completed	665,410	164,777	5,040,848
Real estate property under development (current)	190,143,709	200,523,505	310,705,133
Real estate property held for lease	48,011,607	7,559,206	7,830,238
Total long-lived assets	106,014,797	20,685,992	10,995,939
Total assets	928,034,862	738,660,051	685,397,504
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	290,511,011	139,120,620	60,790,709
Real estate lease income	196,596	118,666	181,042
Other revenue	84,040	123,393	4,063
Total revenue	290,791,647	139,362,679	60,975,814
Cost of real estate sales	(220,570,567)	(112,010,770)	(48,476,077)
Cost of real estate lease income	(129,059)	(104,900)	(118,519)
Other costs	(512)	(9,713)	0
Total costs of revenue	(220,700,138)	(112,125,383)	(48,594,596)
Gross profit	70,091,509	27,237,296	12,381,218
Operating expenses	(6,925,944)	(4,401,606)	(3,279,303)
Operating income	63,165,565	22,835,690	9,101,915
Interest income	749,616	589,441	326,579
Interest expense	0
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	0
Income from operations before income taxes	63,915,181	23,425,131	9,428,494
Income taxes	(13,936,301)	(5,566,143)	(2,346,751)
Net income	49,978,880	17,858,988	7,081,743
Depreciation and amortization	147,053	125,461	182,878
Capital expenditure	184,084	15,492	35,020
Equity investment	0
Real estate property held for sale	0	0
Real estate property development completed	555,797	972,064	665,899
Real estate property under development (current)	37,201,975	162,469,632	197,255,151
Real estate property held for lease	3,602,956	1,706,272	1,348,478
Total long-lived assets	4,694,369	1,877,073	2,571,597
Total assets	314,799,152	272,876,033	202,903,110
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	186,224,891	255,431,799	227,448,951
Real estate lease income	576,457	12,990	45,597
Other revenue	479,202	150,424	128,181
Total revenue	187,280,550	255,595,213	227,622,729
Cost of real estate sales	(135,087,692)	(176,713,055)	(168,148,014)
Cost of real estate lease income	(323,012)	(614,454)	(470,876)
Other costs	3,359,189	(4,670,571)	(120,300)
Total costs of revenue	(132,051,515)	(181,998,080)	(168,739,190)
Gross profit	55,229,035	73,597,133	58,883,539
Operating expenses	(11,766,051)	(10,056,381)	(7,927,609)
Operating income	43,462,984	63,540,752	50,955,930
Interest income	216,008	369,546	381,103
Interest expense	0
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	0
Income from operations before income taxes	43,678,992	63,910,298	51,337,033
Income taxes	(16,640,499)	(22,921,285)	(15,947,960)
Net income	27,038,493	40,989,013	35,389,073
Depreciation and amortization	548,699	719,846	631,267
Capital expenditure	91,784,366	6,942	25,792
Equity investment	0
Real estate property held for sale	0	0
Real estate property development completed	19,244,890	587,535	777,695
Real estate property under development (current)	441,295,792	131,597,689	220,478,957
Real estate property held for lease	7,712,857	12,351,171	8,425,868
Total long-lived assets	12,200,324	12,645,923	8,774,859
Total assets	482,414,252	306,297,716	304,969,620
Anhui [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0	52,228	330,902
Real estate lease income	0	0	0
Other revenue	0	0	850
Total revenue	0	52,228	331,752
Cost of real estate sales	0	0	(62,957)
Cost of real estate lease income	0	(51,124)	(49,945)
Other costs	0	(44)	(8,809)
Total costs of revenue	0	(51,168)	(121,711)
Gross profit	0	1,060	210,041
Operating expenses	(12,908)	(10,856)	(76,597)
Operating income	(12,908)	(9,796)	133,444
Interest income	129	373	246
Interest expense	0
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	0
Income from operations before income taxes	(12,779)	(9,423)	133,690
Income taxes	(40,107)	(57,467)	(67,007)
Net income	(52,886)	(66,890)	66,683
Depreciation and amortization	52,166	52,009	59,167
Capital expenditure	0	0	232
Equity investment	0
Real estate property held for sale	0	0
Real estate property development completed	287,165	278,549	290,699
Real estate property under development (current)	0	0	0
Real estate property held for lease	846,903	872,834	921,920
Total long-lived assets	847,318	873,314	923,748
Total assets	9,494,401	9,831,898	10,241,454
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	13,489,121	85,372,969	118,755,900
Real estate lease income	0	0	0
Other revenue	183,026	459,455	33,607
Total revenue	13,672,147	85,832,424	118,789,507
Cost of real estate sales	(3,107,736)	(61,137,449)	(89,102,687)
Cost of real estate lease income	0	0	0
Other costs	(56,418)	(46,410)	(26,455)
Total costs of revenue	(3,164,154)	(61,183,859)	(89,129,142)
Gross profit	10,507,993	24,648,565	29,660,365
Operating expenses	(936,011)	(2,537,960)	(3,387,604)
Operating income	9,571,982	22,110,605	26,272,761
Interest income	11,819	156,911	202,459
Interest expense	0
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	0
Income from operations before income taxes	9,583,801	22,267,516	26,475,220
Income taxes	(2,749,642)	(5,349,292)	(6,530,367)
Net income	6,834,159	16,918,224	19,944,853
Depreciation and amortization	3,652	43,883	64,740
Capital expenditure	0	1,267	9,914
Equity investment	0
Real estate property held for sale	0	0
Real estate property development completed	507,026	1,155,433	0
Real estate property under development (current)	0	2,044,599	33,432,150
Real estate property held for lease	0	0	0
Total long-lived assets	1,649,862	127,070	190,311
Total assets	88,642,444	114,816,678	145,895,377
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0	0	0
Real estate lease income	0	0	0
Other revenue	0	0	0
Total revenue	0	0	0
Cost of real estate sales	0	0	0
Cost of real estate lease income	0	0	0
Other costs	0	0	0
Total costs of revenue	0	0	0
Gross profit	0	0	0
Operating expenses	(6,670,853)	(2,133,432)	(1,529,271)
Operating income	(6,670,853)	(2,133,432)	(1,529,271)
Interest income	736,400	418,608	96,920
Interest expense	0
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	1,538,968
Income from operations before income taxes	(4,395,485)	(1,714,824)	(1,432,351)
Income taxes	1,212,316	(133,390)	(823)
Net income	(3,183,169)	(1,848,214)	(1,433,174)
Depreciation and amortization	311,673	202,340	42,334
Capital expenditure	936,906	1,803	796,041
Equity investment	0
Real estate property held for sale	0	0
Real estate property development completed	0	0	0
Real estate property under development (current)	198,205,122	170,596,964	0
Real estate property held for lease	0	0	0
Total long-lived assets	1,664,134	1,012,336	893,349
Total assets	184,288,291	23,168,302	12,963,386
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	6,614,490	8,204,121	0
Real estate lease income	0	0	0
Other revenue	15,520	0	0
Total revenue	6,630,010	8,204,121	0
Cost of real estate sales	(6,002,345)	(6,158,800)	0
Cost of real estate lease income	0	0	0
Other costs	(550)	(475,005)	0
Total costs of revenue	(6,002,895)	(6,633,805)	0
Gross profit	627,115	1,570,316	0
Operating expenses	(1,359,841)	(852,184)	0
Operating income	(732,726)	718,132	0
Interest income	3,098	3,643	0
Interest expense	0
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	0
Income from operations before income taxes	(729,628)	721,775	0
Income taxes	(44,335)	(257,547)	0
Net income	(773,963)	464,228	0
Depreciation and amortization	174	0	0
Capital expenditure	116,597	0	0
Equity investment	0
Real estate property held for sale	5,524,041	11,191,200
Real estate property development completed	0	0	0
Real estate property under development (current)	65,672,108	55,587,073	0
Real estate property held for lease	0	0	0
Total long-lived assets	113,296	0	0
Total assets	6,530,771	30,147,475	0
Others [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0	0	0
Real estate lease income	3,118,298	1,345,841	0
Other revenue	15,817,501	11,927,183	10,782,957
Total revenue	18,935,799	13,273,024	10,782,957
Cost of real estate sales	(723,634)	181,210	0
Cost of real estate lease income	458,065	0	0
Other costs	(13,063,594)	(11,238,453)	(9,307,785)
Total costs of revenue	(13,329,163)	(11,057,243)	(9,307,785)
Gross profit	5,606,636	2,215,781	1,475,172
Operating expenses	(17,594,048)	(11,293,434)	(5,454,150)
Operating income	(11,987,412)	(9,077,653)	(3,978,978)
Interest income	842,844	44,522	69,972
Interest expense	(16,084,500)
Exchange gains			0
Share of loss in an equity investee	0
Other operating income/expense	0
Income from operations before income taxes	(27,229,068)	(9,033,131)	(3,909,006)
Income taxes	(4,787,640)	(1,525,592)	(421,630)
Net income	(32,016,708)	(10,558,723)	(4,330,636)
Depreciation and amortization	170,141	456,804	9,523
Capital expenditure	405,009	56,600	179,063
Equity investment	0
Real estate property held for sale	0	0
Real estate property development completed	0	0	0
Real estate property under development (current)	0	0	0
Real estate property held for lease	235,858	714,343	0
Total long-lived assets	10,387,542	2,816,194	1,613,592
Total assets	$ 367,895,419	$ 70,582,453	$ 28,243,175